As Filed with the U.S. Securities and Exchange Commission on December 12, 2011
1933 Act File No. 333-132114
1940 Act File No. 811-21861

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 8 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 9 ☒
(Check appropriate box or boxes.)

American Century Growth Funds, Inc. (Exact Name of Registrant as Specified in Charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 12th day of December 2011.

AMERICAN CENTURY GROWTH FUNDS, INC.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	December 12, 2011

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	December 12, 2011

* _________________________________ Thomas A. Brown	Director	December 12, 2011

* _________________________________ Andrea C. Hall, Ph.D.	Director	December 12, 2011

* _________________________________ Jan M. Lewis	Director	December 12, 2011

* _________________________________ James A. Olson	Director	December 12, 2011

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	December 12, 2011

* _________________________________ M. Jeannine Strandjord	Director	December 12, 2011

* _________________________________ John R. Whitten	Director	December 12, 2011

*By: /s/ Christine J. Crossley Christine J. Crossley Attorney in Fact (pursuant to Power of Attorney dated March 3, 2011)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document